Equity - Schedule of other reserves (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [line items]
Other reserves, at beginning of period	€ 52,512
Currency translation differences	(73)	€ (2,877)	€ 2,438
Defined benefit plan actuarial gains	178	205	(78)
Share-Based Compensation [Abstract]
Value of services	2,635	2,632	4,012
Purchase/sale of treasury shares	0	209	215
Other reserves, at end of period	55,252	52,512
Other reserves
Disclosure of reserves within equity [line items]
Other reserves, at beginning of period	52,512	52,342
Currency translation differences	(73)	(2,877)
Defined benefit plan actuarial gains	178	205
Share-Based Compensation [Abstract]
Value of services	2,635	2,632	4,012
Purchase/sale of treasury shares	0	209	215
Other reserves, at end of period	55,252	52,512	52,342
Other regulated reserves
Disclosure of reserves within equity [line items]
Other reserves, at beginning of period	52,820	52,820
Currency translation differences	0	0
Defined benefit plan actuarial gains	0	0
Share-Based Compensation [Abstract]
Value of services	0	0
Purchase/sale of treasury shares	0	0
Other reserves, at end of period	52,820	52,820	52,820
Other comprehensive income
Disclosure of reserves within equity [line items]
Other reserves, at beginning of period	(5,146)	(2,474)
Currency translation differences	(73)	(2,877)
Defined benefit plan actuarial gains	178	205
Share-Based Compensation [Abstract]
Value of services	0	0
Purchase/sale of treasury shares	0	0
Other reserves, at end of period	(5,041)	(5,146)	(2,474)
Treasury shares
Disclosure of reserves within equity [line items]
Other reserves, at beginning of period	(645)	(898)
Currency translation differences	0	0
Defined benefit plan actuarial gains	0	0
Share-Based Compensation [Abstract]
Value of services	0	0
Purchase/sale of treasury shares	0	253
Other reserves, at end of period	(645)	(645)	(898)
Capital from Share-based compensation
Disclosure of reserves within equity [line items]
Other reserves, at beginning of period	15,000	12,368
Currency translation differences	0	0
Defined benefit plan actuarial gains	0	0
Share-Based Compensation [Abstract]
Value of services	2,635	2,632
Purchase/sale of treasury shares	0	0
Other reserves, at end of period	17,636	15,000	12,368
Other revenue reserves
Disclosure of reserves within equity [line items]
Other reserves, at beginning of period	(9,517)	(9,474)
Currency translation differences	0	0
Defined benefit plan actuarial gains	0	0
Share-Based Compensation [Abstract]
Value of services	0	0
Purchase/sale of treasury shares	0	(43)
Other reserves, at end of period	€ (9,517)	€ (9,517)	€ (9,474)